Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
2.125%, 12/31/2022	$411,575,000	$425,706,815
1.750%, 05/15/2023	907,750,000	937,606,460
2.750%, 11/15/2023	907,000,000	965,884,145
2.500%, 05/15/2024	604,950,000	644,744,367
Total U.S. Treasury Securities (Cost $2,978,663,681)		2,973,941,787	30.2%

Other Government Related Securities
Industrial Bank of Korea,
0.802%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,152,301
Syngenta Finance NV,
3.933%, 04/23/2021 (1)(2)	10,000,000	10,018,476
Total Other Government Related Securities (Cost $12,150,000)		12,170,777	0.1%

Corporate Bonds
Industrials
7-Eleven, Inc.,
0.800%, 02/10/2024 (2)	20,000,000	19,933,906
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	9,750,000	10,531,950
AbbVie, Inc.:
5.000%, 12/15/2021	20,045,000	20,444,697
3.450%, 03/15/2022	6,975,000	7,135,739
3.850%, 06/15/2024	13,187,000	14,355,810
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	7,993,160
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	33,135,000	34,007,752
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	20,250,000	21,482,976
AmerisourceBergen Corp.,
0.737%, 03/15/2023	15,250,000	15,263,067
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	10,630,000	10,638,760
4.125%, 09/27/2022 (1)(2)	2,775,000	2,909,960
5.375%, 04/01/2025 (1)(2)	8,225,000	9,370,679
ANR Pipeline Co.,
7.375%, 02/15/2024	13,000,000	15,256,336
ArcelorMittal,
3.600%, 07/16/2024 (1)	1,000,000	1,053,457
AT&T, Inc.,
0.900%, 03/25/2024	26,000,000	26,055,489
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,360,500
2.200%, 07/15/2022 (2)	2,250,000	2,284,713
Beam Suntory, Inc.,
3.250%, 05/15/2022	10,875,000	11,128,191
Becton Dickinson and Co.:
2.894%, 06/06/2022	19,186,000	19,683,239
3.363%, 06/06/2024	6,882,000	7,392,803
Bell Canada, Inc.,
0.750%, 03/17/2024 (1)	40,325,000	40,271,669
Bemis Co., Inc.,
4.500%, 10/15/2021	5,375,000	5,434,262
Berry Global, Inc.,
0.950%, 02/15/2024 (2)	20,000,000	19,905,800
BMW US Capital LLC,
0.800%, 04/01/2024 (2)	18,100,000	18,109,800
Boardwalk Pipelines LP,
4.950%, 12/15/2024	5,140,000	5,755,358
Boeing Co.:
1.950%, 02/01/2024	10,000,000	10,245,800
1.433%, 02/04/2024	35,325,000	35,773,499
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,540,558
BP Capital Markets America, Inc.,
2.937%, 04/06/2023	24,550,000	25,786,078
Broadcom, Inc.:
3.625%, 01/15/2024	11,225,000	12,029,496
4.700%, 04/15/2025	29,575,000	33,334,857
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (1)	6,500,000	6,745,853
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,244,160
Cargill, Inc.,
1.375%, 07/23/2023 (2)	14,400,000	14,695,863
Carlisle Companies, Inc.,
3.750%, 11/15/2022	2,230,000	2,324,205
Celanese US Holdings LLC:
4.625%, 11/15/2022	3,395,000	3,597,608
3.500%, 05/08/2024	4,450,000	4,771,500
Charter Communications Operating LLC,
4.464%, 07/23/2022	22,835,000	23,815,864
Cheniere Corpus Christi Holdings LLC,
7.000%, 06/30/2024	18,650,000	21,466,562
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023 (2)	1,930,000	2,030,948
Choice Hotels International, Inc.,
5.750%, 07/01/2022	4,495,000	4,730,169
Cigna Corp.,
3.750%, 07/15/2023	1,414,000	1,512,200
CNH Industrial Capital LLC:
4.875%, 04/01/2021	2,554,000	2,554,000
3.875%, 10/15/2021	13,460,000	13,687,978
4.375%, 04/05/2022	4,102,000	4,253,222
CNH Industrial NV,
4.500%, 08/15/2023 (1)	15,515,000	16,813,041
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,551,095
4.200%, 08/01/2023	4,210,000	4,543,511
Constellation Brands, Inc.,
3.200%, 02/15/2023	9,650,000	10,097,607
CVS Health Corp.,
3.700%, 03/09/2023	1,360,000	1,443,324
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	15,000,000	15,036,252
3.400%, 02/22/2022 (2)	13,000,000	13,338,816
3.350%, 02/22/2023 (2)	1,619,000	1,697,512
1.750%, 03/10/2023 (2)	7,000,000	7,155,682
0.750%, 03/01/2024 (2)	16,250,000	16,167,442
Dell Technologies, Inc.,
4.000%, 07/15/2024 (2)	11,493,000	12,472,395
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/2023 (2)	20,000,000	21,857,135
Diamondback Energy, Inc.,
0.900%, 03/24/2023	20,000,000	20,012,816
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,904,980
DXC Technology Co.:
4.250%, 04/15/2024	4,624,000	5,010,151
4.125%, 04/15/2025	5,132,000	5,580,905
Eastman Chemical Co.,
3.500%, 12/01/2021	17,550,000	17,907,153
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023	35,000,000	36,550,432
Elanco Animal Health, Inc.,
4.912%, 08/27/2021	32,689,000	32,975,029
Element Fleet Management Corp.,
1.600%, 04/06/2024 (1)(2)	30,000,000	29,964,900
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	12,389,000	13,510,204
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,650,583
Encana Corp.,
3.900%, 11/15/2021	32,690,000	33,047,032
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,814,960
Energy Transfer Partners LP,
4.050%, 03/15/2025	16,781,000	18,131,758
Eni SpA,
4.000%, 09/12/2023 (1)(2)	3,187,000	3,424,726
Equifax, Inc.,
3.950%, 06/15/2023	12,294,000	13,157,606
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	1,450,000	1,468,304
Exxon Mobil Corp.,
1.571%, 04/15/2023	35,000,000	35,857,837
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,163,058
Fiserv, Inc.:
4.750%, 06/15/2021	3,220,000	3,247,618
3.500%, 10/01/2022	6,350,000	6,588,799
Flex Ltd.,
5.000%, 02/15/2023 (1)	2,350,000	2,523,045
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,760,912
FMC Corp.:
3.950%, 02/01/2022	13,172,000	13,441,898
4.100%, 02/01/2024	2,425,000	2,617,979
Ford Motor Credit Co. LLC:
3.470%, 04/05/2021	2,500,000	2,500,000
2.979%, 08/03/2022	15,000,000	15,225,000
3.087%, 01/09/2023	12,000,000	12,194,760
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	3,805,000	4,106,703
Fox Corp.,
3.666%, 01/25/2022	5,000,000	5,131,390
Fresenius Medical Care US Finance II, Inc.,
5.875%, 01/31/2022 (2)	2,947,000	3,066,381
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	2,828,000	2,976,995
General Electric Co.,
3.375%, 03/11/2024	9,475,000	10,198,656
General Motors Financial Co., Inc.:
3.550%, 04/09/2021	4,750,000	4,751,669
3.200%, 07/06/2021	8,500,000	8,536,906
4.200%, 11/06/2021	5,000,000	5,107,949
3.550%, 07/08/2022	5,000,000	5,179,423
1.700%, 08/18/2023	12,000,000	12,221,168
5.100%, 01/17/2024	2,925,000	3,234,700
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,648,540
Gilead Sciences, Inc.,
0.750%, 09/29/2023	20,275,000	20,298,543
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,502,584
4.250%, 10/25/2022 (1)(2)	7,555,000	7,957,418
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	7,121,000	7,614,984
4.625%, 04/29/2024 (2)	7,500,000	8,257,354
4.000%, 04/16/2025 (2)	2,928,000	3,205,984
Global Payments, Inc.:
3.750%, 06/01/2023	4,550,000	4,827,792
2.650%, 02/15/2025	40,361,000	42,406,469
Graphic Packaging International LLC,
0.821%, 04/15/2024 (2)	10,000,000	9,971,207
Gray Oak Pipeline LLC,
2.000%, 09/15/2023 (2)	7,000,000	7,125,206
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	18,907,000	19,470,443
3.875%, 06/27/2024 (1)(2)	8,745,000	9,431,658
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,068,511
HCA, Inc.:
4.750%, 05/01/2023	20,093,000	21,657,086
5.000%, 03/15/2024	14,570,000	16,211,363
Hewlett Packard Enterprise Co.:
2.250%, 04/01/2023	23,000,000	23,690,720
4.450%, 10/02/2023	22,909,000	24,892,314
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025	24,276,000	26,486,488
Huntsman International LLC,
5.125%, 11/15/2022	4,500,000	4,746,758
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,200,000	8,451,664
Hyundai Capital America:
2.450%, 06/15/2021 (2)	1,000,000	1,003,883
3.750%, 07/08/2021 (2)	2,650,000	2,671,779
3.950%, 02/01/2022 (2)	5,024,000	5,157,440
3.000%, 06/20/2022 (2)	5,000,000	5,133,239
2.850%, 11/01/2022 (2)	6,000,000	6,187,707
0.800%, 04/03/2023 (2)	15,000,000	14,968,987
1.250%, 09/18/2023 (2)	15,000,000	15,108,486
5.875%, 04/07/2025 (2)	4,815,000	5,544,024
IDEX Corp.,
4.200%, 12/15/2021	14,244,000	14,472,590
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	9,613,000	10,126,110
Illumina, Inc.,
0.550%, 03/23/2023	12,600,000	12,589,394
Infor, Inc.,
1.450%, 07/15/2023 (2)	28,072,000	28,420,536
Inversiones CMPC SA,
4.375%, 05/15/2023 (1)(2)	2,325,000	2,452,875
Johnson Controls International PLC,
3.625%, 07/02/2024 (1)(7)	1,651,000	1,787,002
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	36,325,000	37,840,834
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)	5,000,000	5,252,750
Kinder Morgan Energy Partners LP,
5.000%, 10/01/2021	13,000,000	13,139,310
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (2)	9,060,000	10,063,354
Kinross Gold Corp.,
5.950%, 03/15/2024 (1)	15,680,000	17,636,587
Kraft Heinz Foods Co.,
4.000%, 06/15/2023	29,000,000	30,885,000
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,286,616
Leidos, Inc.,
2.950%, 05/15/2023 (2)	27,875,000	29,141,361
Lennar Corp.:
4.875%, 12/15/2023	5,000,000	5,461,650
4.500%, 04/30/2024	11,192,000	12,174,322
5.875%, 11/15/2024	9,450,000	10,725,750
Lennox International, Inc.,
3.000%, 11/15/2023	16,160,000	17,043,170
LYB International Finance III LLC,
1.202%, 10/01/2023 (3 Month LIBOR USD + 1.000%) (3)	20,000,000	20,058,587
Marathon Petroleum Corp.,
4.500%, 05/01/2023	10,000,000	10,725,350
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	10,146,624
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,293,141
Microchip Technology, Inc.:
3.922%, 06/01/2021	18,102,000	18,206,624
2.670%, 09/01/2023 (2)	3,100,000	3,228,440
0.972%, 02/15/2024 (2)	23,775,000	23,730,797
Micron Technology, Inc.:
2.497%, 04/24/2023	36,364,000	37,741,832
4.640%, 02/06/2024	6,700,000	7,377,816
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	22,750,000	23,075,397
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,883,504
3.250%, 11/15/2022	6,443,000	6,693,024
MPLX LP,
3.500%, 12/01/2022	6,403,000	6,681,337
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	34,029,400
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	35,567,215
Newfield Exploration Co.,
5.750%, 01/30/2022	8,410,000	8,685,602
Newmont Goldcorp Corp.,
3.625%, 06/09/2021	4,900,000	4,901,713
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (2)	1,585,000	1,658,063
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023 (1)(2)	10,000,000	10,462,114
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,638,858
Nutrien Ltd.:
3.150%, 10/01/2022 (1)	1,000,000	1,032,107
1.900%, 05/13/2023 (1)	19,400,000	19,896,362
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	13,117,479
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	10,862,000	11,342,043
4.625%, 06/01/2023 (1)(2)	19,023,000	20,606,238
Occidental Petroleum Corp.:
1.644%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	4,250,000	4,205,170
2.700%, 08/15/2022	17,650,000	17,656,619
2.700%, 02/15/2023	10,000,000	9,977,200
Owens Corning,
4.200%, 12/15/2022	924,000	968,634
Panasonic Corp.,
2.536%, 07/19/2022 (1)(2)	15,000,000	15,351,193
PayPal Holdings, Inc.,
1.350%, 06/01/2023	6,400,000	6,513,160
Penske Truck Leasing Co.:
3.650%, 07/29/2021 (2)	5,000,000	5,037,993
4.250%, 01/17/2023 (2)	10,000,000	10,624,247
2.700%, 03/14/2023 (2)	1,500,000	1,555,691
4.125%, 08/01/2023 (2)	1,350,000	1,448,181
Phillips 66,
3.700%, 04/06/2023	9,800,000	10,383,693
Pioneer Natural Resources Co.,
0.750%, 01/15/2024	13,500,000	13,452,377
POSCO:
2.375%, 01/17/2023 (1)(2)	35,000,000	35,907,200
4.000%, 08/01/2023 (1)(2)	5,000,000	5,354,381
Ralph Lauren Corp.,
1.700%, 06/15/2022	3,000,000	3,047,584
Reckitt Benckiser Treasury Services PLC:
0.751%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	2,011,242
2.375%, 06/24/2022 (1)(2)	30,000,000	30,676,336
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.000%, 10/01/2022	1,430,000	1,501,901
4.500%, 11/01/2023	13,121,000	14,123,641
Reliance Industries Ltd.,
5.400%, 02/14/2022 (1)(2)	5,000,000	5,194,095
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,362,317
Royalty Pharma PLC,
0.750%, 09/02/2023 (1)(2)	15,000,000	14,985,100
RPM International, Inc.,
3.450%, 11/15/2022	2,508,000	2,596,123
Ryder System, Inc.,
2.875%, 06/01/2022	5,000,000	5,124,434
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023	15,800,000	17,134,033
5.750%, 05/15/2024	6,463,000	7,292,507
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	8,824,000	9,128,486
Seagate HDD Cayman:
4.750%, 06/01/2023 (1)	12,400,000	13,191,120
4.875%, 03/01/2024 (1)	2,500,000	2,685,425
Shell International Finance BV,
3.500%, 11/13/2023 (1)	5,000,000	5,392,347
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	2,145,000	2,253,881
SK Hynix, Inc.,
1.000%, 01/19/2024 (1)(2)	29,800,000	29,752,320
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	17,740,000	17,873,225
3.350%, 02/01/2022 (2)	4,023,000	4,103,535
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	17,604,000	18,359,199
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	3,131,250
Sonoco Products Co.,
4.375%, 11/01/2021	855,000	865,536
Spirit AeroSystems, Inc.,
3.950%, 06/15/2023	3,515,000	3,479,850
SSM Health Care Corp.,
3.688%, 06/01/2023	16,500,000	17,477,240
Starbucks Corp.,
1.300%, 05/07/2022	5,000,000	5,051,249
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)	10,000,000	10,445,850
Sunoco Logistics Partners Operations LP,
4.250%, 04/01/2024	1,276,000	1,382,379
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	26,179,571
Takeda Pharmaceutical Co. Ltd.,
2.450%, 01/18/2022 (1)(2)	5,122,000	5,190,709
TC PipeLines LP,
4.375%, 03/13/2025	4,125,000	4,567,646
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 (1)	15,654,000	15,634,432
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,756,768
Timken Co.,
3.875%, 09/01/2024	30,952,000	33,135,369
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (2)	26,200,000	25,586,007
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	23,175,000	24,313,467
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,106,069
Valero Energy Corp.:
2.700%, 04/15/2023	19,400,000	20,139,178
1.200%, 03/15/2024	20,000,000	20,060,257
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,044,413
Verizon Communications, Inc.,
0.750%, 03/22/2024	10,325,000	10,336,333
VF Corp.,
2.050%, 04/23/2022	32,900,000	33,439,042
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	24,700,000	25,237,443
3.125%, 05/12/2023 (2)	7,000,000	7,355,025
0.875%, 11/22/2023 (2)	10,000,000	10,040,066
Wabtec Corp.,
4.400%, 03/15/2024	20,900,000	22,723,651
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	4,929,000	5,214,510
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,259,963
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,154,256
3.600%, 03/15/2022	4,750,000	4,864,588
3.350%, 08/15/2022	235,000	241,756
3.700%, 01/15/2023	12,537,000	13,109,727
4.300%, 03/04/2024	19,450,000	21,169,318
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	6,307,000	6,670,676
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	2,690,000	2,747,597
Zoetis, Inc.,
3.250%, 02/01/2023	13,085,000	13,636,309
Total Industrials (Cost $2,857,365,631)		2,903,768,289	29.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	9,979,000	10,474,983
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	31,026,510
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	35,091,000	37,887,838
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	28,583,000	29,312,552
4.250%, 09/14/2023 (1)(2)	1,100,000	1,190,182
Exelon Corp.,
2.450%, 04/15/2021	955,000	955,535
ITC Holdings Corp.,
4.050%, 07/01/2023	8,000,000	8,540,759
Jersey Central Power & Light Co.,
4.700%, 04/01/2024 (2)	3,000,000	3,262,003
NextEra Energy Capital Holdings, Inc.,
0.650%, 03/01/2023	27,325,000	27,412,364
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	2,397,840	2,465,823
Transelec SA,
4.625%, 07/26/2023 (1)(2)	9,800,000	10,579,884
Total Utilities (Cost $160,874,942)		163,108,433	1.6%

Financials
AerCap Holdings NV:
4.450%, 12/16/2021 (1)	25,000,000	25,575,805
3.300%, 01/23/2023 (1)	8,000,000	8,294,643
Aetna, Inc.,
2.800%, 06/15/2023	2,000,000	2,086,216
AIB Group PLC:
4.750%, 10/12/2023 (1)(2)	7,397,000	8,084,309
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%) (1)(2)(3)	29,650,000	32,226,791
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,775,000	8,969,359
Air Lease Corp.:
3.375%, 06/01/2021	3,000,000	3,013,674
2.625%, 07/01/2022	1,609,000	1,643,993
2.750%, 01/15/2023	21,150,000	21,794,542
Ally Financial, Inc.:
4.625%, 05/19/2022	16,661,000	17,398,606
1.450%, 10/02/2023	27,100,000	27,510,272
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,464,205
Assurant, Inc.,
4.200%, 09/27/2023	4,099,000	4,436,987
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)	27,000,000	27,071,996
Bank of America Corp.:
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,018,631
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,294,484
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%) (3)	5,000,000	5,275,371
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	5,275,000	5,649,910
Bank of Nova Scotia,
1.625%, 05/01/2023 (1)	30,000,000	30,757,232
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	3,000,000	3,086,771
2.125%, 11/21/2022 (1)(2)	18,000,000	18,498,206
Barclays Bank PLC:
10.180%, 06/12/2021 (1)(2)	7,179,000	7,302,270
1.700%, 05/12/2022 (1)	5,000,000	5,069,097
Barclays PLC:
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	7,000,000	7,232,301
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	7,250,000	7,825,374
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	19,400,000	20,308,696
BBVA USA,
2.875%, 06/29/2022	18,861,000	19,395,435
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	23,779,234
3.500%, 03/01/2023 (1)(2)	10,794,000	11,380,363
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%) (1)(2)(3)	11,390,000	12,522,508
BNZ International Funding Ltd.:
2.900%, 02/21/2022 (1)(2)	1,950,000	1,994,602
3.375%, 03/01/2023 (1)(2)	15,305,000	16,154,742
BPCE SA:
5.700%, 10/22/2023 (1)(2)	17,793,000	19,880,921
5.150%, 07/21/2024 (1)(2)	17,675,000	19,786,510
4.500%, 03/15/2025 (1)(2)	3,970,000	4,372,216
Brown & Brown, Inc.,
4.200%, 09/15/2024	1,000,000	1,099,603
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%) (1)(3)	36,050,000	37,013,803
Cantor Fitzgerald LP,
6.500%, 06/17/2022 (2)	1,177,000	1,255,322
Capital One NA,
3.375%, 02/15/2023	34,182,000	35,904,443
CIT Group, Inc.:
4.750%, 02/16/2024	9,711,000	10,560,713
5.250%, 03/07/2025	18,141,000	20,431,301
Citigroup, Inc.,
1.678%, 05/15/2024 (SOFR + 1.667%) (3)	25,000,000	25,509,250
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,068,439
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	37,273,000	39,245,165
4.625%, 12/01/2023 (1)	12,004,000	13,155,355
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	20,366,668
3.750%, 04/24/2023 (1)(2)	3,380,000	3,592,831
4.375%, 03/17/2025 (1)(2)	20,341,000	22,324,381
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	11,400,000	11,634,154
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	18,000,000	18,608,350
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	12,000,000	12,443,724
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,843,142
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024	11,549,000	12,201,749
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	9,995,129
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)	8,500,000	9,099,956
1.171%, 12/08/2023 (1 Year CMT Rate + 1.030%) (1)(2)(3)	26,375,000	26,519,205
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,246,400
Deutsche Bank AG:
4.250%, 10/14/2021 (1)	5,400,000	5,500,434
5.000%, 02/14/2022 (1)	10,000,000	10,352,044
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	17,000,000	17,449,952
1.447%, 04/01/2025 (1)	10,000,000	9,996,519
3.961%, 11/26/2025 (SOFR + 2.581%) (1)(3)	12,200,000	13,209,937
Discover Bank:
3.350%, 02/06/2023	7,964,000	8,332,047
4.200%, 08/08/2023	17,405,000	18,779,627
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	10,946,891
F.N.B. Corporation,
2.200%, 02/24/2023	16,075,000	16,388,691
Fifth Third Bancorp,
1.625%, 05/05/2023	15,000,000	15,329,808
First Horizon National Corp.,
3.550%, 05/26/2023	30,000,000	31,712,532
GATX Corp.,
4.350%, 02/15/2024	2,650,000	2,899,225
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,007,823
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,159,587
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,502,085
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,200,000	14,619,521
0.673%, 03/08/2024 (SOFR + 0.572%) (3)	21,800,000	21,782,891
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (2)	6,465,000	6,514,059
HSBC Holdings PLC,
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	28,200,000	30,451,762
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,003,678
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,780,288
Jefferies Group LLC,
5.125%, 01/20/2023	30,883,000	33,304,896
KeyBank NA,
3.180%, 05/22/2022	24,943,000	25,704,157
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	23,675,000	24,891,431
Lexington Realty Trust,
4.250%, 06/15/2023	10,962,000	11,580,750
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,138,826
Lloyds Bank PLC:
3.000%, 01/11/2022 (1)	10,000,000	10,195,790
1.326%, 06/15/2023 (1 Year CMT Rate + 1.100%) (1)(3)	9,400,000	9,490,649
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,704,000	22,487,493
0.695%, 05/11/2024 (1 Year CMT Rate + 0.550%) (1)(3)	9,400,000	9,395,925
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	1,965,000	1,965,691
2.100%, 10/17/2022 (1)(2)	17,600,000	18,053,348
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,163,480
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	31,945,000	35,875,955
Mitsubishi UFJ Financial Group, Inc.:
2.623%, 07/18/2022 (1)	10,000,000	10,276,056
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%) (1)(3)	20,000,000	20,020,304
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,200,000	5,315,921
2.652%, 09/19/2022 (1)(2)	3,000,000	3,079,832
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	8,700,000	8,904,524
4.600%, 03/27/2024 (1)(2)	3,400,000	3,718,372
1.241%, 07/10/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	14,700,000	14,854,638
0.849%, 09/08/2024 (3 Month LIBOR USD + 0.610%) (1)(3)	25,075,000	25,127,480
Morgan Stanley,
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	34,242,000	36,403,184
National Bank of Canada,
2.100%, 02/01/2023 (1)	36,075,000	37,084,935
National Securities Clearing Corp.,
1.200%, 04/23/2023 (2)	27,000,000	27,416,662
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)	4,980,000	5,118,795
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	19,221,522
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	9,670,000	10,214,604
New York Life Global Funding,
1.100%, 05/05/2023 (2)	14,425,000	14,630,760
Nomura Holdings, Inc.,
1.851%, 07/16/2025 (1)	3,000,000	2,993,661
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	16,080,000	16,157,825
4.250%, 09/21/2022 (1)(2)	14,785,000	15,562,278
3.750%, 08/30/2023 (1)(2)	3,725,000	4,007,467
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (1)(2)	7,746,000	8,089,765
People's United Bank NA,
4.000%, 07/15/2024	14,505,000	15,651,631
People's United Financial, Inc.,
3.650%, 12/06/2022	6,329,000	6,597,309
Protective Life Global Funding,
1.082%, 06/09/2023 (2)	15,900,000	16,107,407
Prudential Funding LLC,
6.750%, 09/15/2023 (2)	41,192,000	46,880,743
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (2)	13,625,000	13,993,820
2.150%, 01/21/2023 (2)	15,000,000	15,397,052
Royal Bank of Canada,
1.600%, 04/17/2023 (1)	14,400,000	14,747,202
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	13,400,248
3.875%, 09/12/2023 (1)	8,187,000	8,779,556
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	9,734,000	10,507,476
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	14,250,000	15,544,895
Santander Holdings USA, Inc.:
4.450%, 12/03/2021	7,500,000	7,669,617
3.400%, 01/18/2023	7,114,000	7,427,412
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	2,970,000	2,994,832
3.571%, 01/10/2023 (1)	2,500,000	2,555,535
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	10,000,000	10,450,945
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	2,300,000	2,518,481
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022 (1)(2)	17,825,000	18,373,067
SMBC Aviation Capital Finance DAC:
2.650%, 07/15/2021 (1)(2)	1,950,000	1,956,648
4.125%, 07/15/2023 (1)(2)	1,960,000	2,085,858
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	14,511,000	15,840,398
3.875%, 03/28/2024 (1)(2)	17,000,000	18,335,322
2.625%, 10/16/2024 (1)(2)	14,000,000	14,607,327
Standard Chartered PLC:
2.744%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	10,000,000	10,088,490
1.319%, 10/14/2023 (1 Year CMT Rate + 1.170%) (1)(2)(3)	2,525,000	2,541,034
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	18,850,000	19,904,239
0.991%, 01/12/2025 (1 Year CMT Rate + 0.780%) (1)(2)(3)	18,000,000	17,898,265
Stifel Financial Corp.,
4.250%, 07/18/2024	3,021,000	3,343,332
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 04/02/2024 (1)(2)(8)	3,300,000	3,610,578
Sumitomo Mitsui Trust Bank Ltd.,
0.850%, 03/25/2024 (1)(2)	37,000,000	36,953,904
SunTrust Banks, Inc.,
2.800%, 05/17/2022	18,000,000	18,467,004
Synchrony Financial:
2.850%, 07/25/2022	25,219,000	25,897,427
4.375%, 03/19/2024	12,000,000	13,082,349
4.250%, 08/15/2024	9,000,000	9,790,265
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%) (3)	7,000,000	7,059,387
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	18,376,966
UBS Group AG,
1.008%, 07/30/2024 (1 Year CMT Rate + 0.830%) (1)(2)(3)	9,800,000	9,856,978
UBS Group Funding Switzerland AG,
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,422,735
USAA Capital Corp.,
1.500%, 05/01/2023 (2)	6,000,000	6,129,562
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	13,002,251
Wells Fargo & Co.:
3.750%, 01/24/2024	9,840,000	10,640,638
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	30,000,000	30,646,319
2.188%, 04/30/2026 (SOFR + 2.000%) (3)	1,500,000	1,548,120
Willis North America, Inc.,
3.600%, 05/15/2024	2,600,000	2,801,916
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,839,527
3.350%, 03/04/2022	20,000,000	20,469,836
Total Financials (Cost $2,118,860,066)		2,156,235,635	21.9%
Total Corporate Bonds (Cost $5,137,100,639)		5,223,112,357	53.0%

Municipal Bonds
Bartow County Development Authority,
1.550%, 08/01/2043	10,000,000	10,162,732
Bloomington Redevelopment District,
2.400%, 08/01/2024	690,000	695,548
Brazos Higher Education Authority, Inc.:
2.378%, 04/01/2021	675,000	675,000
2.427%, 04/01/2022	1,320,000	1,340,888
Bucks County Industrial Development Authority,
2.750%, 12/01/2022	5,000,000	5,189,452
Burke County Development Authority,
1.550%, 12/01/2049 (4)	6,730,000	6,839,519
Central Texas Turnpike System,
1.980%, 08/15/2042 (4)	8,280,000	8,341,104
Chandler Industrial Development Authority,
5.000%, 06/01/2049 (4)	2,000,000	2,270,680
Chicago Transit Authority:
1.708%, 12/01/2022	1,000,000	1,015,927
1.838%, 12/01/2023	1,000,000	1,022,007
City of Houston TX,
1.054%, 07/01/2023	6,000,000	6,054,187
City of Johnson TN,
7.850%, 03/01/2024	3,865,000	4,258,590
City of Ontario CA:
2.071%, 06/01/2022	1,095,000	1,107,340
2.216%, 06/01/2023	1,300,000	1,326,237
City of Pittsburg CA,
5.864%, 07/01/2021	555,000	562,196
Coconino County Pollution Control Corp.,
1.875%, 09/01/2032 (4)	3,000,000	3,078,603
County of Burleigh ND,
2.750%, 02/01/2022 (Callable 04/21/2021)	7,355,000	7,356,077
County of Riverside CA:
2.265%, 02/15/2022	5,000,000	5,075,226
2.363%, 02/15/2023	5,000,000	5,163,572
County of Sacramento CA:
7.680%, 08/15/2021 (7)	16,535,000	16,947,519
7.680%, 08/15/2021 (7)	2,000,000	2,051,389
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	1,890,000	1,927,009
Dauphin County Industrial Development Authority,
6.900%, 06/01/2024	3,000,000	3,566,508
Florida Development Finance Corp.:
1.795%, 04/01/2022	1,000,000	1,004,975
1.976%, 04/01/2023	1,255,000	1,267,680
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,685,000
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	254,426
1.879%, 07/01/2023	500,000	516,613
1.984%, 07/01/2024	500,000	521,757
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	5,241,984
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	4,010,000	4,213,818
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/03/2021)	155,000	157,316
Massachusetts Educational Financing Authority,
5.000%, 01/01/2024	26,990,000	30,212,055
Metropolitan Transportation Authority:
5.000%, 05/15/2021	5,500,000	5,526,424
5.000%, 05/15/2021	1,475,000	1,482,087
5.000%, 05/15/2021	3,755,000	3,773,041
5.000%, 09/01/2021	14,715,000	14,973,123
5.000%, 11/15/2021	1,500,000	1,541,879
5.000%, 11/15/2021	260,000	267,259
5.000%, 11/15/2021	750,000	770,939
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	2,950,000	3,053,250
New Jersey Economic Development Authority:
2.609%, 06/15/2022	500,000	509,230
2.781%, 06/15/2023	2,085,000	2,157,069
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2023	1,500,000	1,676,225
5.000%, 12/01/2023	2,375,000	2,654,022
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	955,000	1,000,248
5.976%, 03/01/2024	995,000	1,045,638
New Jersey Transportation Trust Fund Authority,
2.384%, 06/15/2022	4,245,000	4,332,976
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	1,005,810
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2022	6,022,000	5,932,682
0.000%, 04/15/2023	7,250,000	7,023,043
3.964%, 04/15/2026	4,500,000	4,835,756
Port of Seattle WA,
2.430%, 05/01/2022	1,000,000	1,021,572
Public Finance Authority,
3.750%, 02/01/2022 (Callable 04/21/2021)	7,000,000	7,005,370
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	1,615,000	1,641,372
South Carolina Transportation Infrastructure Bank,
0.527%, 10/01/2031 (1 Month LIBOR USD + 0.450%) (Callable 10/01/2021) (3)	11,940,000	11,947,236
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,080,721
2.000%, 07/01/2023	3,000,000	3,105,034
State of Illinois,
1.900%, 10/01/2021	5,500,000	5,504,169
State Public School Building Authority,
2.615%, 04/01/2023	2,500,000	2,594,508
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)	5,025,000	5,402,859
Tobacco Settlement Finance Authority,
0.947%, 06/01/2022	3,500,000	3,521,381
Total Municipal Bonds (Cost $245,012,824)		249,487,857	2.5%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.409%, 04/25/2036 (1 Month LIBOR USD + 0.300%) (3)	79,193	79,165
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.784%, 10/25/2035 (1 Month LIBOR USD + 0.675%) (3)	8,977,670	8,969,054
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 08/25/2021	4,221	4,217
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	59,164	60,746
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	46,449	46,401
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	482,958	348,663
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.789%, 11/25/2035 (1 Month LIBOR USD + 0.680%) (3)	1,188,575	1,187,124
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	16,961,638	17,267,439
Series 2019-2, Class A1, 3.347%, 04/25/2049 (2)(4)	13,791,494	14,084,023
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	11,165,985	11,270,630
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 0.539%, 01/25/2036 (1 Month LIBOR USD + 0.430%) (3)	1,335,791	1,333,975
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (2)(4)	25,298,767	25,077,658
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	33,753,213	35,375,663
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)	334,870	333,003
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.339%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	4,978,479	4,941,739
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.509%, 07/25/2035 (4)	209,701	217,395
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	38,932	23,657
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	2,013,261	2,086,515
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	1,345,881	1,385,842
Morgan Stanley,
Series 2005-HE5, Class M2, 0.754%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	4,752,586	4,744,169
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	739,472
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 0.259%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	63,575	63,543
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	19,961	19,968
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.247%, 10/25/2043 (4)	2,916,675	2,934,161
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	102,110	102,110
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	219,890	219,961
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	17,502,505	17,838,150
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	13,959,201	14,197,475
Series 2017-5, Class A1, 0.709%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	5,258,668	5,258,667
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	7,393,750	7,504,393
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	29,490,160	30,036,401
Series 2017-4, Class A1, 2.750%, 06/25/2057 (2)(4)	7,244,090	7,469,524
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	42,095,215	43,288,092
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	8,023,585	8,322,627
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.544%, 06/25/2034 (4)	2,083,115	2,145,903
Total Residential Mortgage-Backed Securities (Cost $267,813,555)		268,977,525	2.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issue
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	520,235	520,091
Total U.S. Government Agency Issue (Cost $520,235)		520,091	0.0%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,499,024	11,967,349
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047	2,708,855	2,832,266
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047	9,771,719	10,176,085
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	5,110,788	5,161,925
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	7,890,000	8,092,540
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	4,799,264	4,876,014
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	8,338,723	8,637,846
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	7,312,849	7,617,172
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	12,060,955	13,204,624
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	5,130,000	5,537,520
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	5,442,281	5,450,711
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	23,068,275	23,645,404
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	6,075,196	6,154,767
Series 2012-C8, Class A3, 2.829%, 10/17/2045	10,018,546	10,271,960
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,580,000	13,103,910
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	94,735	94,790
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	9,009,423	9,334,830
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	10,625,000	11,205,040
Series 2015-C31, Class ASB, 3.540%, 08/17/2048	8,301,995	8,799,546
Series 2015-C33, Class ASB, 3.562%, 12/17/2048	3,854,991	4,096,231
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	10,583,725	10,779,166
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	13,569,411	14,332,358
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	6,636,813	6,720,024
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	9,847,152	10,273,609
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	5,000,000	5,191,713
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,117,566	8,190,766
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	13,413,542	13,648,647
Series 2013-C14, Class A4, 3.073%, 06/15/2046	13,000,000	13,606,459
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	845,221	887,281
Total Non-U.S. Government Agency Issues (Cost $252,076,589)		253,890,553	2.6%
Total Commercial Mortgage-Backed Securities (Cost $252,596,824)		254,410,644	2.6%

Asset Backed Securities
American Express Credit Account Master Trust,
Series 2019-2, Class A, 2.670%, 11/15/2024	7,130,000	7,310,174
Bank of The West Auto Trust:
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	932,799	935,352
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	13,005,000	13,193,008
Capital One Multi-Asset Execution Trust,
Series 2019-A2, Class A2, 1.720%, 08/15/2024	15,250,000	15,556,957
CarMax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	7,811,051	7,959,455
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (2)	11,497,782	11,510,237
Series 2021-1, Class B, 0.875%, 09/25/2028 (2)	40,000,000	39,994,180
Chesapeake Funding II LLC:
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	3,321,230	3,339,957
Series 2020-1A, Class A1, 0.870%, 08/15/2032 (2)	17,333,877	17,419,734
Conseco Financial Corp.,
Series 1998-3, Class A5, 6.220%, 03/01/2030	14,566	14,688
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024	2,700,000	2,765,291
Ford Credit Auto Owner Trust:
Series 2020-A, Class A3, 1.040%, 08/15/2024	35,300,000	35,636,434
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	24,017,000	24,490,956
Ford Credit Floorplan Master Owner Trust,
Series 2019-3, Class A1, 2.230%, 09/15/2024	76,629,000	78,664,366
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%, 07/20/2023	9,500,000	9,555,165
GMF Floorplan Owner Revolving Trust:
Series 2020-1, Class A, 0.680%, 08/15/2025 (2)	8,900,000	8,922,662
Series 2019-2, Class A, 2.900%, 04/15/2026 (2)	26,900,000	28,669,183
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	23,600,000	23,893,409
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	20,775,000	21,306,051
Navient Private Education Refi Loan Trust,
Series 2021-A, Class A, 0.840%, 05/15/2069 (2)	15,961,878	15,910,773
PFS Financing Corp.:
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	13,015,000	13,042,631
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,419,000	6,524,173
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	7,675,000	7,868,448
Series 2020-A, Class A, 1.270%, 06/15/2025 (2)	12,500,000	12,668,996
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)	12,500,000	12,436,211
SoFi Consumer Loan Program LLC,
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	36,472	36,527
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,449,419
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	9,679,804	9,911,279
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	17,844,177	18,048,168
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	23,150,179	23,446,314
Verizon Owner Trust,
Series 2020-B, Class A, 0.470%, 02/20/2025	18,925,000	18,976,016
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.990%, 11/21/2022	8,868,000	8,961,222
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024	19,375,000	19,569,440
World Financial Network Credit Card Master Trust:
Series 2016-A, Class A, 2.030%, 04/15/2025	16,710,000	16,768,712
Series 2019-A, Class A, 3.140%, 12/15/2025	58,210,000	59,637,734
Total Asset Backed Securities (Cost $625,602,832)		629,393,322	6.4%
Total Long-Term Investments (Cost $9,518,940,355)		9,611,494,269	97.5%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (5)	412,228,828	412,228,828
Total Short-Term Investment (Cost $412,228,828)		412,228,828	4.2%
Total Investments (Cost $9,931,169,183)		10,023,723,097	101.7%
Liabilities in Excess of Other Assets		(166,020,374)	(1.7)%
TOTAL NET ASSETS		$9,857,702,723	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2021, the value of these securities total $2,592,894,569, which represents 26.30% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,973,941,787	$–	$2,973,941,787
Other Government Related Securities	–	12,170,777	–	12,170,777
Corporate Bonds	–	5,223,112,357	–	5,223,112,357
Municipal Bonds	–	249,487,857	–	249,487,857
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	268,977,525	–	268,977,525
Commercial Mortgage-Backed Securities - U.S. Government Agency Issue	–	520,091	–	520,091
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	253,890,553	–	253,890,553
Asset Backed Securities	–	629,393,322	–	629,393,322
Total Long-Term Investments	–	9,611,494,269	–	9,611,494,269
Short-Term Investment
Money Market Mutual Fund	412,228,828	–	–	412,228,828
Total Short-Term Investment	412,228,828	–	–	412,228,828
Total Investments	$412,228,828	$9,611,494,269	$–	$10,023,723,097

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.